Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Central Index Key	0000352960
Document Fiscal Period Focus	Q2
Amendment Flag	false
Current Fiscal Year End Date	--12-31